Stockholders Equity (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 07, 2025	Apr. 30, 2024	Apr. 22, 2024	Jun. 29, 2023	Nov. 24, 2020	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 10, 2025	Aug. 09, 2024	Mar. 18, 2022
Reverse stock split						one-for-forty
Cancellation of common stock due to reverse split						133
Common stock, shares issued						1,424,388	1,132,658
Common stock, shares outstanding						1,424,388	1,132,658
Stock issued during period for settlement of a promissory note, shares						43,554
Stock issued during period for settlement of a promissory note, value						$ 100,000
Fair value						131,969
Loss from extinguishment of debt						$ 31,969
Expected life			5 years 6 months				4 years 3 months 18 days
Warrant A [Member]
Exercise price		$ 30							$ 2.99	$ 6.448
Expected life		5 years 6 months	5 years 6 months
Warrant		210,000				888,977	468,477		888,977	977,047
Shares issued, price per share			$ 30
Warrant B [Member]
Exercise price		$ 0.004	$ 0.004							$ 6.448
Expected life		5 years 6 months	5 years 6 months
Series B warrant share determination mechanics			(i) the date on which a resale registration statement covering the resale of all Registrable Securities (as defined in the Series B Warrant) has been declared effective for 11 consecutive trading days, (ii) the date on which the Purchasers may sell the Registrable Securities pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Act”) for a period of 11 consecutive trading days, and (iii) twelve months and 30 days following the issuance date of the Series B Warrants (the “Reset Date”) to be determined pursuant to the lowest daily average trading price of the Common Shares during a period of 10 trading days, subject to a pricing floor of $5.48 per Common Share
Warrant		105,000
Warrant [Member]
Fair value of warrant liabilities						$ 417,000	$ 2,000,000
Exercise price	$ 8								$ 6.448
Expected life	5 years 5 months 30 days
Warrant		11,250				81,422	8,500		81,422
Pre-funded warrants						2,750	2,750
Shares issued, price per share			$ 0.004
Warrant issued, shares	65,625
Warrant issued, value	$ 401,000
Investor [Member]
Gross proceeds			$ 2,100,000
Net proceeds from issuance of common stock after deducting related expenses			$ 1,722,500
Converted common shares			105,000
Per pre-funded warrant			$ 0.004
Conversion price			$ 20
Warrant									56,250
Represents the information pertaining to November 2020 Offering Warrants. | Placement agent [Member] | Represents the information pertaining to unregistered warrants.
Exercise price					$ 1.404
Warrants issued during period registered, shares					288
Warrants issued during period unregistered, shares					344
Warrants Expiration Period					five years
Top (Member)
Conversion price						$ 1.8	$ 73.92
Exercise price											$ 17,376
Expected life						5 years
Bottom (Member)
Conversion price						$ 1.2	$ 5.6
Exercise price											$ 480
Expected life						4 years 9 months 18 days
Streeterville Capital LLC [Member]
Loss from extinguishment of debt							$ 298,213
Gross proceeds				$ 2,000,000
Converted common shares				230,962		192,059	222,483	8,479
Pincipal amount				$ 2,160,000
Stock issued during period for convertible debt						192,059